Stock-based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
Units available for future awards under 2013 Equity Incentive Plan (in units)	18,100,000
Compensation expense recorded during the period (in dollars)	$ 3,332
Stock Options
Stock-Based Compensation
Compensation expense recorded during the period (in dollars)	1,387
Percentage of the award vesting at each of the three anniversaries	33.00%
Contractual term of the stock options	10 years
Expiration term, if employment or other association is terminated due to death or disability	1 year
Expiration term, if employment or other association is terminated due to other reason	3 months
Expected volatility (as a percent)	45.00%
Expected dividends (as a percent)	0.00%
Number of Stock Options:
Granted (in shares)	425,796
Expired or canceled (in units)	(7,011)
Outstanding at end of year (in shares)	418,785
Weighted-average exercise price per share:
Granted (in dollars per share)	$ 21.03
Expired or canceled (in dollars per share)	$ 21.03
Outstanding at end of year (in dollars per share)	$ 21.03
Weighted-average remaining contractual term:
Outstanding at end of year	9 years 4 months 24 days
Stock Options | Minimum
Stock-Based Compensation
Risk-free rate (as a percent)	0.30%
Expected grantee forfeiture rate (as a percent)	0.062
Stock Options | Maximum
Stock-Based Compensation
Risk-free rate (as a percent)	2.30%
Expected grantee forfeiture rate (as a percent)	0.192
Stock Options | Expected to vest
Number of Stock Options:
Number of shares (in units)	340,061
Weighted-average exercise price per share:
Grant date fair value (in dollars per share)	$ 9.17
Stock Options | Expected to vest | Weighted average
Weighted-average grant date fair value per unit:
Weighted - average vesting period	21 months
Performance-based RSUs
Stock-Based Compensation
Compensation expense recorded during the period (in dollars)	1,273
Expected volatility (as a percent)	45.00%
Expected dividends (as a percent)	0.00%
Number of units:
Granted (in units)	500,373,000
Expired or canceled (in units)	(9,375,000)
Outstanding at end of year (in units)	490,998,000
Weighted-average grant date fair value per unit:
Granted (in dollars per share)	$ 11.29
Expired or canceled (in dollars per share)	$ 10.85
Outstanding at end of year (in dollars per share)	$ 11.30
Unamortized compensation cost	4,364
Performance-based RSUs | Minimum
Stock-Based Compensation
Risk-free rate (as a percent)	0.30%
Expected grantee forfeiture rate (as a percent)	0.062
Performance-based RSUs | Maximum
Stock-Based Compensation
Risk-free rate (as a percent)	2.30%
Expected grantee forfeiture rate (as a percent)	0.192
Performance-based RSUs | Expected to vest
Number of units:
Number of shares expected to vest (in units)	448,634
Weighted-average grant date fair value per unit:
Grant date fair value (in dollars per share)	$ 20.99
Performance-based RSUs | Expected to vest | Weighted average
Weighted-average grant date fair value per unit:
Weighted - average vesting period	18 months
Time-based RSUs
Stock-Based Compensation
Compensation expense recorded during the period (in dollars)	672
Percentage of the award vesting at each of the three anniversaries	33.00%
Number of units:
Granted (in units)	101,459,000
Expired or canceled (in units)	(1,141,000)
Outstanding at end of year (in units)	100,318,000
Weighted-average grant date fair value per unit:
Granted (in dollars per share)	$ 18.03
Expired or canceled (in dollars per share)	$ 17.14
Outstanding at end of year (in dollars per share)	$ 18.04
Unamortized compensation cost	$ 1,099
Time-based RSUs | Minimum
Weighted-average remaining contractual term:
Turnover rates (as a percent)	0.062
Time-based RSUs | Maximum
Weighted-average remaining contractual term:
Turnover rates (as a percent)	0.192
Time-based RSUs | Expected to vest
Number of units:
Number of shares expected to vest (in units)	58,398
Weighted-average grant date fair value per unit:
Grant date fair value (in dollars per share)	$ 20.99
Time-based RSUs | Expected to vest | Weighted average
Weighted-average grant date fair value per unit:
Weighted - average vesting period	18 months
Time-based RSUs | Class A Common Stock
Weighted-average remaining contractual term:
Number of share awarded for each RSU (in shares)	1